Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

11 – RELATED PARTY TRANSACTIONS

Lease Arrangements

On March 1, 2014, the Company entered into a sublease agreement with NLabs Inc., an affiliate of the CEO and that holds approximately 38.5% of the Company’s outstanding capital stock (“NLabs”) for office space for an initial term of 5 years. In 2018, the Company renewed the sublease for an additional 5-year term with all other terms and conditions of the sublease remaining the same. The renewal term extended to December 31, 2024.

In February 2024, the Lease Agreement was extended. The Company accrues rent for the office space. The Company recognized rent expense of $61,200 and $61,200 in the three months ended September 30, 2024 and 2023, respectively, and $183,600 and $184,925 in the nine months ended September 30, 2024 and 2023, respectively, all of which is classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss. Accrued and unpaid rent expense included in the Company’s consolidated balance sheet was $1,652,400 and $1,468,800, as of September 30, 2024 and December 31, 2023, respectively.

In April 2017 the Company entered into a lease agreement with 83rd Street LLC to lease office space for an initial term of 2 years. In 2018, the Company renewed the lease for an additional 5-year term, with all other terms and conditions of the lease remaining the same. The renewal term expires February 28, 2024 and was subsequently extended to December 31, 2024. The sole member of 83rd Street is the Salmasi 2004 Trust (the “Trust”). As of December 31, 2023, the Trust holds approximately 15% of the Company’s outstanding capital stock. The Company’s CEO is the grantor of the Trust. The Company accrues rent for the office space. The Company recognized rent expense of $72,000 all of which is classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss

Related Party Debt

In 2021 and 2022, NLabs made loans to the Company evidenced by promissory notes aggregating $9,500,000 (the “Bridge Notes”). The Bridge Notes bear interest on the outstanding principal at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest are payable on the maturity date of the Notes. The original maturity date of the Bridge Notes was December 31, 2022, which was extended to December 31, 2023 and has been subsequently extended to September 30, 2024. The Company accounted for the extension as a modification of the Bridge Notes. The unpaid principal amount and accrued unpaid interest on the Bridge Notes are due and payable upon the date of the first to occur of: (i) the maturity date and (ii) the consummation of a debt or equity financing transaction with an unrelated third party. Interest expense for the three months ended September 30, 2024 and 2023 was $195,155 and $237,500, respectively. Interest expense for the nine months ended September 30, 2024 and 2023 was $670,155 and $762,500, respectively.

In 2022 and 2023, NLabs made loans to the Company evidenced by promissory notes in the aggregate principal amount of $3,098,000 (the “Promissory Notes” and collectively with the Bridge Notes, the “Related Party Notes”). The Demand Notes bear interest on the outstanding principal amount at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and interest on the Promissory Notes is repayable upon the earlier of demand and December 31, 2023. The Demand Notes remained outstanding as of December 31, 2023 and subsequently extended to September 30, 2024. Interest expense for the three months ended September 30, 2024 and 2023 was $

At the Closing, the Related Party Notes were converted into shares of Common Stock at the Closing at a price of $5.00 per share of Common Stock, which shares were not considered Existing Veea Shares and were in addition to the shares of Common Stock issued to holders of Existing Veea Shares. See Note 4 “Recapitalization” for further information regarding the conversion of the Related Party Notes.

CEO Expenses

The Company incurred expenses relating to ordinary course travel expenses of the Company’s Chief Executive Officer and founder (“CEO”) for travel made by the CEO on behalf of the Company. As of September 30, 2024 and December 31, 2023, the Company had accrued expenses reimbursable to the CEO in the aggregate amount of $119,075 and $179,075, respectively. During the nine months ended June 30, 2024, the Company paid the CEO $150,000 in reimbursement of these expenses. The Company records the expenses as accrued expenses in the Company’s consolidated balance sheet.

10 — RELATED PARTY TRANSACTIONS

Lease Arrangements

On March 1, 2014, the Company entered into a sublease agreement with NLabs Inc., an affiliate of the CEO and that holds approximately 38.5% of the Company’s outstanding capital stock (“NLabs”) for office space for an initial term of 5 years. In 2018, the Company renewed the sublease for an additional 5-year term with all other terms and conditions of the sublease remaining the same. The renewal term expires February 28, 2024.

The expiration date of the Lease Agreement was extended to June 30, 2024. Refer to Note 17 — Subsequent Events. The Company accrues rent for the office space. The Company recognized rent expense of $237,025 in each of the years ended December 31, 2023 and 2022, all of which is classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss. Accrued and unpaid rent expense included in the Company’s consolidated balance sheet was $1,468,800 and $1,224,000, as of December 31, 2023 and 2022, respectively.

In April 2017 the Company entered into a lease agreement with 83rd Street LLC to lease office space for an initial term of 2 years. In 2018, the Company renewed the lease for an additional 5-year term, with all other terms and conditions of the lease remaining the same. The renewal term expires February 28, 2024. The expiration date of Lease Agreement was extended to June 30, 2024. Refer to Note 17 — Subsequent Events. The sole member of 83rd Street is the Salmasi 2004 Trust (the “Trust”). As of December 31, 2023, the Trust holds approximately 15% of the Company’s outstanding capital stock. The Company’s CEO is the grantor of the Trust. The Company accrues rent for the office space. The Company recognized rent expense of $246,567 in each of the years ended December 31, 2023 and 2022, all of which is classified as general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss. Accrued and unpaid rent expense included in the Company’s consolidated balance sheet was $1,656,000 and $1,368,000, as of December 31, 2023 and 2022, respectively.

Convertible Notes, related party

In February 2023, convertible notes issued to Korea Information and Communications Co., Ltd. (“KICC”) totaling $10,949,199, which included interest accrued and compounded through December 31, 2022, converted into 5,474,599 shares of Series A-1 Preferred Stock. The convertible notes were issued to KICC under convertible note purchase agreement entered into in 2019 with other holders, including NLabs, and in exchange for deposits made by KICC under certain agreements between KICC and the Company covering the purchase by KICC of VeeaHub® units. The convertible notes issued to the other holders under the 2019 purchase agreement previously converted into shares of Series A-1 Preferred Stock on December 21, 2022.

Other Related Party Debt

	December 31, 2023			December 31, 2022
	Principal	Accrued Interest	Total	Principal	Accrued Interest	Total
NLabs Bridge Notes	$9,500,000	$1,957,863	$11,457,863	$9,500,000	$1,007,863	$10,507,863
NLabs Promissory Note	3,098,000	295,644	3,393,644	850,000	5,356	855,356
	$12,598,000	$2,253,507	$14,851,507	$10,350,000	$1,013,219	$11,363,219

In 2021 and 2022, NLabs made loans to the Company evidenced by promissory notes aggregating $9,500,000 (the “Bridge Notes”). The Bridge Notes bear interest on the outstanding principal at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest are payable on the maturity date of the Notes. The original maturity date of the Bridge Notes was December 31, 2022, which was extended to December 31, 2023. The maturity date of the Bridge Notes was extended to June 30, 2024. Refer to Note 17 — Subsequent Events. The Company accounted for the extension as a modification of the Bridge Notes. The unpaid principal amount and accrued unpaid interest on the Bridge Notes are due and payable upon the date of the first to occur of: (i) the maturity date and (ii) the consummation of a debt or equity financing transaction with an unrelated third party. Interest expense for the years ended December 31, 2023 and 2022 was $1,000,000 and $843,690, respectively.

In 2022 and 2023, NLabs made loans to the Company evidenced by promissory notes in the aggregate principal amount of $3,098,000 (the “Promissory Notes”). The Demand Notes bear interest on the outstanding principal amount at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and interest on the Promissory Notes is repayable upon the earlier of demand and December 31, 2023. The Demand Notes remained outstanding as of December 31, 2023. The maturity date of the Demand Notes was extended to June 30, 2024 Refer to Note 17 — Subsequent Events. Interest expense for the years ended December 31, 2023 and December 31, 2022 was $290,288 and $5,356, respectively.

Under the terms of the Business Combination Agreement with Plum, at closing the Bridge Notes and Demand Notes will be converted into newly-issued Plum securities at a price of $10.00 per share. Shares issued upon conversion of the Bridge Notes and the Demand Notes are not included as part of the consideration issued to holders of Company’s capital stock.

In January 2023, the Company’s Chief Operating Officer made a loan to the Company in the aggregate principal amount of $50,000. The loan accrues interest on the outstanding principal amount at a rate of 10% per annum. Principal and interest on the loans are repayable upon the earlier of demand and December 31, 2023. The Company repaid the outstanding principal amount of the loan on March 16, 2023 in the amount of $50,000.

Common Stock Warrants

In consideration for the guarantee by the Company’s CEO of the Company’s obligations under the 2021 Revolving Loan Agreement and a previously outstanding loan agreement with First Republic Bank, the Company issued warrants to purchase an aggregate of 2,430,000 shares of the Company’s common stock. The exercise price of the warrants is $.01 per share. The warrants are exercisable for a period of seven years. The warrants were equity classified and had a fair value of $2,189,014 on the date of grant which is recognized as deferred cost and amortized to interest expense over the life of the loan agreements.

In December 2021, the Company issued warrants to purchase 630,000 shares of common stock in connection with the Bridge Notes issued to NLabs. The exercise price of the warrants is $.01 per share. The warrants are exercisable for a period of seven years. The warrants were equity classified and had a relative fair value of $499,416 on the date of grant which was recognized as original issue discount on the Bridge Notes in the year ended December 31, 2021.

In 2022, the Company issued warrants to purchase 320,000 shares of common stock in connection with the Bridge Notes issued to NLabs. The exercise price of the warrants is $.01 per share. The warrants are exercisable for a period of seven years. The warrants were equity classified and had a fair value of approximately $253,816 on the date of grant which was recognized as original issue discount on the Bridge Notes in the year ended December 31, 2022.

CEO Expenses

The Company incurred expenses relating to ordinary course travel expenses of the Company’s Chief Executive Officer and founder (“CEO”) for travel made by the CEO on behalf of the Company. As of December 31, 2023 and 2022, the Company had accrued expenses reimbursable to the CEO in the aggregate amount of $179,075 and $789,575, respectively. During 2023, the Company paid the CEO $795,000 in reimbursement of these expenses. The Company records the expenses as accrued expenses in the Company’s consolidated balance sheet. In January 2024, the Company reimbursed the CEO for his previously incurred travel expenses in an amount equal to $150,000.

PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

On January 13, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 8,625,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Up to 1,125,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriter. On April 14, 2021 the underwriter partially exercised its over-allotment option buying 1,921,634 Units thus reducing the total number of share subject to forfeiture to 644,591. On May 2, 2021 the underwriter’s over-allotment option expired and 644,591 Founder Shares were forfeited to the Company.

The Sponsor and the Company’s directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares until earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor and the directors and executive officers with respect to any Founder Shares.

Promissory Note — Related Party

On January 13, 2021, the Sponsor agreed to loan the Company up to $300,000 to cover expenses related to the IPO pursuant to a promissory note. This loan is non-interest bearing and payable on the earlier of November 30, 2021 or the completion of the IPO. As of December 31, 2023 and 2022, the Company has no borrowings under the Note. Borrowings under this note are no longer available.

On March 16, 2023, Plum issued an unsecured promissory note in the total principal amount of up to $250,000 (the “Promissory Note”) to Mr. Kanishka Roy, individually and as a member of Plum Partners LLC. Mr. Roy funded the initial principal amount of $250,000 on March 14, 2023. The Promissory Note does not bear interest and matures upon the consummation of Plum’s initial business combination with one or more businesses or entities. In the event Plum does not consummate a business combination, the Promissory Note will be repaid upon Plum’s liquidation only from amounts remaining outside of Plum’s trust account, if any. The Promissory Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Promissory Note and all other sums payable with regard to the Promissory Note becoming immediately due and payable. As of December 31, 2023 and 2022, the Company has $250,000 and $0 borrowings under the Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, and third parties have committed to loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to it. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor its affiliates or any members of the Company’s management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account.

On January 31, 2022, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $500,000 to Mike Dinsdale (the “Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. The Company may draw on the Note from time to time, in increments of not less than $50,000, until the earlier of March 18, 2023 or the date on which the Company consummates a Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Payee shall have the option, but not the obligation, to convert the principal balance of the Note, in whole or in part, into private placement warrants (as defined in that certain Warrant Agreement, dated March 18, 2021, by and between the Company and Continental Stock Transfer & Trust Company), at a price of $1.50 per private placement warrant. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

On July 11, 2022, the Company issued an unsecured promissory note (the “Second Note”) in the principal amount of $500,000 to Ursula Burns (the “Second Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. Up to fifty percent (50%) of the principal of the Note may be drawn down from time to time at the Company’s option prior to August 25, 2022 and any or all of the remaining undrawn principal of the Note may be drawn down from time to time at the Company’s option after August 25, 2022, in each case in increments of not less than $50,000. If the Company does not complete a Business Combination, the Second Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Second Payee shall have the option, but not the obligation, to convert the principal balance of the Second Note, in whole or in part, into private placement warrants, at a price of $1.50 per private placement warrant. The Second Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Second Note and all other sums payable with regard to the Second Note becoming immediately due and payable.

The Note and Second Note are reported at cost in the consolidated financial statements as the fair value adjustment associated with the conversion is deemed to be immaterial.

In connection with the Subscription Agreements (as described below), the Company issued unsecured promissory notes (“Convertible Promissory Notes”), dated as of March 17, 2023, July 25, 2023, October 18, 2023, and November 12, 2023, in the principal amount of up to $1,500,000, $1,090,000, $340,000, and $800,000, respectively, to Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. The Convertible Promissory Notes do not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Convertible Promissory Notes will be repaid only to the extent that the Company has funds available to it outside of its trust account established in connection with its initial public offering and is convertible into private placement warrants of the Company at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. The Company has evaluated the accounting treatment of the convertible notes under ASC 815. The Company has determined that the conversion feature would be the only consideration to be provided to Sponsor if Sponsor exercises the conversion feature. As of December 31, 2023, the fair value of the conversion feature embedded in the Convertible Promissory Note has been determined to have de minis value.

Subscription Agreements

On March 16, 2023, the Sponsor entered into a Subscription Agreement with Investor, pursuant to which Investor agreed to pay the Sponsor an aggregate of $480,000 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investor, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 360,000 Founder Shares. Investor paid $480,000 to the Sponsor on March 17, 2023 (see Note 9 for further details).

Subsequently, on May 23, 2023, Investor agreed to pay the Sponsor an aggregate of $270,000 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investor, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 202,500 Founder Shares. Investor paid $270,000 to the Sponsor on May 23, 2023.

On July 14, 2023, the Company entered into an amended and restated subscription agreement (“A&R Subscription Agreement”) with Investor and Sponsor, which amends and restates the subscription agreement entered into by the Parties on March 16, 2023. The purpose of the A&R Subscription Agreement remains for the Sponsor to raise up to $1,500,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension. Investor paid $160,000 to the Sponsor on July 14, 2023.

On July 25, 2023, the Company entered into a second subscription agreement (“Second Subscription Agreement”) with the Investor and Sponsor, the purpose of which is for the Sponsor to raise up to $1,090,000 from the Investor to fund the Extension and to provide working capital to the Company during the Extension. In consideration of the funds, Sponsor will transfer 1 share of a Class A ordinary share for each dollar the Investor funds (the “Subscription Shares”) to the Investor at the closing of the Business Combination. Investor paid $750,000 to the Sponsor on July 25, 2023.

On October 18, 2023, the parties to the A&R Subscription Agreement entered into Amendment No. 1 to the A&R Subscription Agreement, in which the parties amended the consideration of a Capital Call made pursuant to the A&R Subscription Agreement to the following: (a) 431,735 shares of Class A Common Stock of the SPAC (the “Initial Shares”) free and clear of any liens or other encumbrances, other than pursuant to the Letter Agreement and the Investor shall not be subject to forfeiture, surrender, claw-back, transfers, disposals, exchanges, or earn-outs for any reason on the Initial Shares; (b) 71,956 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$12.50 Shares”); and (c) 71,956 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $15.00 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$15 Shares” and together with the Initial Shares and the $12.50 Shares, the “Subscription Shares”).

On October 18, 2023, the parties to the Second Subscription Agreement entered into Amendment No. 1 to the Second Subscription Agreement, in which the parties (a) limited the total amount of the Investor’s Capital Commitment that may be called subject to the Second Subscription Agreement to $750,000 and (b) amended the consideration of a Capital Call made pursuant to the Second Subscription Agreement to the following: (a) 448,169 shares of Class A Common Stock of the SPAC (the “Initial Shares”) free and clear of any liens or other encumbrances, other than pursuant to the Letter Agreement and the Investor shall not be subject to forfeiture, surrender, claw-back, transfers, disposals, exchanges, or earn-outs for any reason on the Initial Shares; (b) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$12.50 Shares”); and (c) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $15.00 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$15 Shares” and together with the Initial Shares and the $12.50 Shares, the “Subscription Shares”).

On November 16, 2023, the Company entered into a subscription agreement (“Fourth Subscription Agreement”) with Palmeira Investment Limited (“Palmeira”) and Sponsor and, together with the Company and Palmeira, the “Parties”, the purpose of which is for the Sponsor to raise up to $800,000 from Palmeira to fund the Extension and to provide working capital to the Company during the Extension (“Investor’s Capital Commitment”). Palmeira paid $249,975 and $250,000 to the Sponsor on November 21, 2023 and November 27, 2023, respectively. The Sponsor agreed to assign to Palmeira, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 281,236 Founder Shares

As of December 31, 2023, Polar and Palmeira (collectively the “Investors”) have paid the Sponsor an aggregate of $2,359,975 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investors, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 1,341,140 Founder Shares.

Administrative Support Agreement

The Company will pay the Sponsor or an affiliate of the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the management team. Upon completion of the initial Business Combination or its liquidation, the Company will cease paying these monthly fees. In addition, the Company reimburses the Sponsor for the reasonable costs of salaries and other services provided to the Company by the employees, consultants and or members of the Sponsor or its affiliates. For the year ended December 31, 2023, the Company incurred $120,000, in fees for office space, secretarial and administrative services, of which such amounts are included in the due to related party in the accompanying consolidated balance sheets. For the year ended December 31, 2023, the Company incurred $215,094, in fees for reimbursement of costs of salaries, respectively. For the year ended December 31, 2022, the Company incurred $120,000, in fees for office space, secretarial and administrative services, of which such amounts are included in the due to related party in the accompanying balance sheets and incurred $549,198 for reimbursement of costs of salaries and other services.